Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net income loss	$ (405,350)	$ 656,613	$ 87,318	$ 1,740,461
Basic and diluted weighted average common stock outstanding	6,759,436	11,557,500	9,145,214	11,557,500
Basic and diluted net income loss per common stock	$ (0.06)	$ 0.06	$ 0.01	$ 0.15
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Allocation of net income loss	$ (172,408)	$ 163,337	$ 27,450	$ 432,951
Basic and diluted weighted average common stock outstanding	2,875,000	2,875,000	2,875,000	2,875,000
Basic and diluted net income loss per common stock	$ (0.06)	$ 0.06	$ 0.01	$ 0.15